Commitments and Contingencies (Details Narrative)														1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 29, 2023 USD ($) shares	Feb. 28, 2023 USD ($)	Feb. 20, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 23, 2022 USD ($)	Aug. 26, 2022 USD ($)	Mar. 07, 2022 USD ($)	Dec. 15, 2021 USD ($)	Dec. 15, 2020 USD ($) shares	Jan. 09, 2020 USD ($)	Apr. 18, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) ft²	Dec. 15, 2015 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 12, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 10, 2023 shares	May 10, 2022 $ / shares
Loss Contingencies [Line Items]
License agreements up front cash payment													$ 200,000
Aggregate milestone cash payments								$ 500,000	$ 1,500,000	$ 1,000,000	$ 22,500,000		21,500,000
Second license agreement milestone													2,500,000
Aggregate common stock shares | shares				9,016,139										9,016,139	9,016,139	23,669,074		23,669,074			9,016,139	9,016,139
Aggregate common stock exercise price share | $ / shares				$ 11.50										$ 11.50	$ 11.50	$ 1.00		$ 1.00			$ 11.50	$ 11.50
Fair value of grant date excerisable													$ 766,384
License agreements payable upon commencement of Phase 2a										500,000
License agreements payable										500,000
Cash payment exercise price withheld										$ 351,579
Aggregate milestone cash payments, description											the first milestone payment of $200,000 is triggered by the submission of an investigational new drug application for the first indication of a therapeutic licensed product). ZyVersa is required to pay sales royalties to InflamaCORE between 5% and 10%, which expire upon the latest of: (a) expiration of the last-to-expire of a patent or (b) expiration of regulatory exclusivity, as defined in the agreement. ZyVersa is required to pay sales royalties to the University of Miami between 3% and 6%.
Aggregate common stock shares | shares																								5,000
Financial Designation, Predecessor and Successor [Fixed List]				Successor										Successor		Successor		Successor	Predecessor	Predecessor	Successor		Predecessor
Operating lease rent expense																						$ 7,795
Milestone payment description		The Company entered into a License Agreement with L&F Research LLC (“L&F Research”) effective December 15, 2015, as amended (the “L&F License Agreement”) pursuant to which L&F granted us an exclusive royalty-bearing, worldwide, sublicensable license under the patent and intellectual property rights and know-how specific to and for the development and commercialization of VAR 200, for the treatment, inhibition or prevention of kidney disease in humans and symptoms thereof, including focal segmental glomerulosclerosis. On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waived L&F’s right to terminate the L&F License Agreement or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”).
Cash payment			$ 5,000
Reclassification shares of common stock | shares				65,783										65,783	65,783	0		0			65,783	65,783
Reclassification shares of common stock value classified as temporary to permanent equity				$ 331,331										$ 331,331	$ 331,331						$ 331,331	$ 331,331
Operating lease asset amortization																$ 38,783		$ 77,198
Waiver A [Member]
Loss Contingencies [Line Items]
Debt forgiveness	$ 351,579	$ 351,579
Cash payment	$ 648,421	$ 648,421
Maturity date		Mar. 31, 2023
Waiver B [Member]
Loss Contingencies [Line Items]
Cash payment		$ 500,000
Maturity date		Jan. 31, 2024
License Agreement [Member] | L&F Research LLC [Member]
Loss Contingencies [Line Items]
Milestone payments					$ 1,500,000	$ 1,500,000	$ 1,500,000
License Agreement [Member] | L&F Research LLC [Member] | Waiver B [Member]
Loss Contingencies [Line Items]
Net proceeds from issuance of equity capital		$ 30,000,000
License Agreement [Member] | L&F Research LLC [Member] | Waiver A [Member]
Loss Contingencies [Line Items]
Reclassification shares of common stock | shares	65,783
Reclassification shares of common stock value classified as temporary to permanent equity	$ 331,331
Predecessor [Member]
Loss Contingencies [Line Items]
License agreements up front cash payment											$ 346,321
Aggregate common stock shares | shares																							24,167,257
Fair value of grant date excerisable											$ 815,822
Fair value of excerisable period													period of five years
Aggregate common stock shares | shares											400,000
Number of operating lease square feet | ft²												3,500
Lease base rent												$ 89,000
Sublease base rent lease commitment												497,000
Financial Designation, Predecessor and Successor [Fixed List]																Predecessor	Predecessor	Predecessor	Predecessor	Predecessor			Predecessor
Operating lease rent expense																				$ 148,881			$ 148,125
Reclassification shares of common stock | shares																							331,331
Reclassification shares of common stock value classified as temporary to permanent equity																							$ 331,331
Lease base rent lease commitment												$ 497,000
Operating lease rent expense																	$ 38,141		$ 76,294
Predecessor [Member] | Research and Development Expense [Member]
Loss Contingencies [Line Items]
Fair value of grant date excerisable											$ 460,000		$ 306,411
Common stock fair value											$ 200,000
Warrant [Member]
Loss Contingencies [Line Items]
Aggregate common stock exercise price share | $ / shares				$ 11.50										$ 11.50	$ 11.50						$ 11.50	$ 11.50
Warrant [Member] | Predecessor [Member]
Loss Contingencies [Line Items]
Aggregate common stock shares | shares											600,000		878,947
Aggregate common stock exercise price share | $ / shares											$ 2.30		$ 1.00												$ 3.20
Fair value of grant date excerisable															$ 153,324
Aggregate common stock shares | shares				351,578					175,789				351,579	351,578	351,578					6,406,210	351,578	351,578
Aggregate common stock shares | shares											1,000,000
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of product sales													5.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of product sales													10.00%